Cover	Jun. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2021
Entity File Number	333-179765
Entity Registrant Name	ONE 4 ART LIMITED
Entity Central Index Key	0001541165
Entity Tax Identification Number	39-2078722
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	768-8417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false